UNAUDITED CONDENSED CONSOLIDATED INTERIM STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY $ in Thousands	USD ($) shares	Common shares USD ($) shares	Contributed surplus USD ($)	Accumulated other comprehensive income (loss) USD ($)	Deficit USD ($)
Balance at beginning of period (in shares) at Dec. 31, 2020 | shares		32,630,536
Balance at beginning of period at Dec. 31, 2020	$ 200,306	$ 264,357	$ 2,537	$ 1,699	$ (68,287)
Exercise of stock options (in shares) | shares	147,025	147,025
Exercise of stock options (Note 10 and 11)	$ 388	$ 548	(160)
Share-based compensation (Note 11)	1,662		1,662
Share issuance under employee share purchase plan (in shares) | shares		4,945
Share issuance under employee share purchase plan (Note 10 and 11)	244	$ 292	(48)
Comprehensive income (loss)	(11,598)			575	(12,173)
Balance at end of period (in shares) at Sep. 30, 2021 | shares		32,782,506
Balance at end of period at Sep. 30, 2021	191,002	$ 265,197	3,991	2,274	(80,460)
Balance at beginning of period (in shares) at Dec. 31, 2021 | shares		32,857,422
Balance at beginning of period at Dec. 31, 2021	$ 190,656	$ 266,119	4,312	2,113	(81,888)
Exercise of stock options (in shares) | shares	9,179	9,179
Exercise of stock options (Note 10 and 11)	$ 88	$ 151	(63)
Share-based compensation (Note 11)	3,624		3,624
Release of RSUs (in shares) | shares		2,800
Release of RSUs (Note 10 and 11)	0	$ 194	(194)
Shares issued in connection with acquisitions (in shares) | shares		15,364
Shares issued related to contingent consideration	700	$ 700
Share issuance under employee share purchase plan (in shares) | shares		20,814
Share issuance under employee share purchase plan (Note 10 and 11)	636	$ 762	(126)
Comprehensive income (loss)	(7,215)			(12,633)	5,418
Balance at end of period (in shares) at Sep. 30, 2022 | shares		32,905,579
Balance at end of period at Sep. 30, 2022	$ 188,489	$ 267,926	$ 7,553	$ (10,520)	$ (76,470)